CONVERTIBLE PROMISSORY NOTES PAYABLE (Details) - CAD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Notes to Financial Statements
Beginning balance			$ 1,582,495
Issuances			372,463
Repayments			0
Conversions to common shares			(681,350)
Interest accrued			64,984
Unrealized foreign exchange adjustment	$ (20,118)	$ (19,103)	21,179	$ (21,312)
Ending balance	$ 1,359,771		$ 1,359,771